Income Taxes (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Net operating loss carryforwards	$ 2,901,083	$ 193,668	$ 175,750
Deferred tax asset	1,015,379	67,780	61,500
Valuation allowance for deferred asset	(1,015,379)	(67,780)	(61,500)
Net deferred tax asset	$ 0	$ 0	$ 0